Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2017
Concentrations of Credit Risk and Major Customers [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 11 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Customers

For the years ended December 31, 2017, 2016 and 2015, customers accounting for 10% or more of the Company’s revenue were as follows:

	For the Years Ended
	December 31,
Customer	2017		2016	2015

Customer A	*	%	12.00%	*	%
Customer B	10.89%		12.67%	12.54%

* Less than 10%

As of December 31, 2017, Customer B, and Customer F accounted for 14.77% and 15.76% of the Company’s total current outstanding accounts receivable, respectively.

As of December 31, 2016, Customer A and Customer C, accounted for 24.07% and 10.99% of the Company’s total current outstanding accounts receivable, respectively.

Suppliers

For the years ended December 31, 2017, 2016 and 2015, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2017	2016	2015
Supplier A	10.65%	14.12%	*
Supplier B	13.23%	13.39%	15.51%

* Less than 10%

As of December 31, 2017 and 2016, no supplier’s balance accounted for over 10% of the Company’s total accounts payable and notes payable.